CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS (Parenthetical) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
CONDENSED STATEMENT OF OPERATIONS
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		105,003,860
Temporary Equity, Dividends, Adjustment	$ 0	$ 2,449,217